RETIREMENT BENEFIT PLANS - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits [Abstract]
Benefit plans' expense	$ 15	$ 18	$ 26
Discount rates	5.20%	5.20%	4.50%
Rates of compensation	2.60%	3.10%	2.40%